ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at December 31, are comprised of the following:

	2018	2017

Accounts payable, trade	$2,517,749	$2,858,871
Accrued expenses	256,008	1,800,621
Accrued compensation	722,010	256,164
Accrued commissions	79,158	95,159
Accounts payable and accrued expenses	$3,574,926	$5,010,815